CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Capital Stock Face Value		Adjustment to Capital Stock	Merger Premium	Legal and Other Reserves	Voluntary Reserve	Unappropriated Retained Earnings	Other Accumulated Comprehensive Income (Loss)	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2014	$ 199,742		$ 664,988	$ 366,082	$ 347,402	$ 1,205,983	$ 664,557	$ (12,317)	$ 0	$ 3,436,437
Net income for the year							1,341,998			1,341,998
Other comprehensive (loss) income for the year							(1,650)	134,603		132,953
Total comprehensive income for the year, net							1,340,348	134,603		1,474,951
Contributions from non-controlling interests										0
Increase in legal reserve					15,887		(15,887)			0
Increase in voluntary reserve						666,530	(666,530)			0
Dividends in cash						(365,000)	25,275			(339,725)
Ending balance at Dec. 31, 2015	199,742		664,988	366,082	363,289	1,507,513	1,347,763	122,286	0	4,571,663
Net income for the year							1,768,843		(7)	1,768,836
Other comprehensive (loss) income for the year							(13,386)	212,461		199,075
Total comprehensive income for the year, net							1,755,457	212,461	(7)	1,967,911
Contributions from non-controlling interests									6,724	6,724
Decrease in capital stock	(10,489)			10,489						0
Increase in legal reserve					67,718		(67,718)			0
Increase in voluntary reserve						1,286,641	(1,286,641)			0
Dividends in cash						(1,400,472)	8,190			(1,392,282)
Dividends in shares	1,324,769					(1,324,769)				0
Ending balance at Dec. 31, 2016	1,514,022		664,988	376,571	431,007	68,913	1,757,051	334,747	6,717	5,154,016
Net income for the year							3,507,795		(13,796)	3,493,999
Other comprehensive (loss) income for the year							(14,513)	(291,463)		(305,976)
Total comprehensive income for the year, net							3,493,282	(291,463)	(13,796)	3,188,023
Contributions from non-controlling interests							2,240		293,172	295,412
Share-based payments									2,942	2,942
Increase in legal reserve					88,182		(88,182)			0
Increase in voluntary reserve						1,668,869	(1,668,869)			0
Dividends in cash						(1,286,917)	7,524			(1,279,393)
Ending balance at Dec. 31, 2017	$ 1,514,022	[1]	$ 664,988	$ 376,571	$ 519,189	$ 450,865	$ 3,503,046	$ 43,284	$ 289,035	$ 7,361,000

[1]	Common stock, ARS 1.00 par value; 1,514,022,256 authorized, outstanding and issued shares. At December 31, 2017, a subsidiary held 8,851,848 common shares.